Expenses by nature	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Expenses by nature

25. Expenses by nature

	Year ended March 31,
	2024		2025		2026
Employee compensation (1)	₹	549,301	₹	533,477	₹	555,855
Sub-contracting and technical fees		103,030		100,148		107,668
Cost of hardware and software		4,116		3,170		5,934
Travel		15,102		14,095		13,882
Facility expenses		14,556		16,067		15,886
Software license expense for internal use		18,378		19,338		21,720
Depreciation, amortization and impairment (2)		34,071		29,579		29,107
Communication		4,878		3,842		3,414
Legal and professional fees		9,559		11,270		10,199
Rates, taxes and insurance		5,993		5,804		5,858
Marketing and brand building		3,555		3,591		3,480
Lifetime expected credit loss/ (write-back)		640		324		2,838
(Gain)/loss on sale of property, plant and equipment, net (3)		(2,072)		(606)		(393)
Miscellaneous expenses (4)		737		(454)		1,394
Total cost of revenues, selling and marketing expenses and general and administrative expenses	₹	761,844	₹	739,645	₹	776,842

(1)
Employee compensation includes impact of past service cost on gratuity and remeasurement of leave encashment due to implementation of new labour code amounting to ₹ 2,756 for the year ended March 31, 2026.
(2)
Depreciation, amortization, and impairment includes an impairment charge on intangible assets amounting to ₹ 1,701, ₹ 1,155 and ₹ 851, for the years ended March 31, 2024, 2025 and 2026, respectively (Refer to Note 6).
(3)
(Gain)/loss on sale of property, plant and equipment, net for the years ended March 31, 2024, 2025 and 2026, includes gain on sale of immovable properties of ₹ (2,357) and gain on relinquishment of the lease hold rights of land, and transfer of building along with other assets of ₹ (885) and gain on transfer of building of ₹ (405), respectively.
(4)
Miscellaneous expenses are net of reversals of contingent consideration ₹ 1,300, ₹ 169 and ₹ (49) for the years ended March 31, 2024, 2025 and 2026, respectively (Refer to Note 19). Miscellaneous expenses are net of insurance claim received of ₹ 1,805 during the year ended March 31, 2025.